Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combination Disclosure [Text Block]
3.	Acquisitions

2012 acquisitions:

The Company completed five individually insignificant acquisitions, two in the CRE segment, two in the Residential Property Management segment and one in the Property Services segment.  In the CRE segment, the Company acquired assets and select liabilities of Colliers International UK plc (in administration) (“CI UK”) and a regional firm operating in Victoria, Australia. These acquisitions expanded the CRE segment’s geographic presence to new markets, including the United Kingdom, Ireland, Spain and Victoria, Australia.  In Residential Property Management, the acquired firms operate in California and Arizona and expand the Company’s service offering in existing markets.  In Property Services, the acquired firm operates in Florida and expands the Company’s geographic presence in an existing market.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$30,427
Long term assets	3,164
Current liabilities	(21,169)
Long-term liabilities	(1,080)
Non-controlling interests	(1,906)
$9,436

Note consideration	$655
Cash consideration, net of cash acquired of $419	19,153
Acquisition date fair value of contingent consideration	1,944
Total purchase consideration	$21,752

Acquired intangible assets	$7,420
Goodwill	$4,896

2011 acquisitions:

The Company completed six individually insignificant acquisitions, five in the Residential Property Management segment and one in the CRE segment.  In Residential Property Management, the acquired firms operate in North and South Carolina, Vancouver, Las Vegas, Toronto and Minneapolis.  The CRE business operates in California.  The acquisitions expand the Company’s geographic presence to new and existing markets.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$1,819
Long term assets	1,277
Current liabilities	(4,235)
Long-term liabilities	(1,779)
Non-controlling interests	(7,238)
$(10,156)

Cash consideration, net of cash acquired of $531	$22,975
Acquisition date fair value of contingent consideration	3,482
Total purchase consideration	$26,457

Acquired intangible assets	$16,586
Goodwill	$20,027

2010 acquisitions:

The Company completed ten individually insignificant acquisitions, five in the CRE segment and five in the Residential Property Management segment.  In Residential Property Management, the acquired firms operate in New York City, Nevada, Houston, Calgary and Vancouver.  Four of the CRE businesses operate in the US Midwest and one in the Netherlands.  Several of these acquisitions expand the Company’s geographic presence to new markets.

Details of these acquisitions are as follows:

Aggregate
Acquisitions

Current assets	$10,308
Long term assets	2,707
Current liabilities	(10,582)
Long-term liabilities	(7,430)
Non-controlling interests	(30,146)
$(35,143)

Note consideration	$475
Cash consideration, net of cash acquired of $7,636	31,928
Acquisition date fair value of contingent consideration	11,672
Total purchase consideration	$44,075

Acquired intangible assets	$46,751
Goodwill	$32,467

In connection with the acquisition of a Netherlands-based commercial real estate firm completed in November 2010, a long-term liability of $375 related to a defined benefit pension plan was assumed.  The plan assets comprise an insurance contract.  As of December 31, 2012, the estimated fair value of plan assets and the projected benefit obligation were $5,397 and $5,836, respectively. The assumptions used in determining the projected benefit obligation included a discount rate of 3.3% and salary growth of 2.0%.

Acquisition-related transaction costs for the year ended December 31, 2012 totaled $5,032 (2011 - $861; 2010 - $1,158) and were recorded as expense under the caption “acquisition-related items”.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted fair cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill.  The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects.  For acquisitions completed during the year ended December 31, 2012, goodwill in the amount of $2,214 is deductible for income tax purposes (2011 - $11,441; 2010 - $15,067).

The Company typically structures its business acquisitions to include contingent consideration.  Certain vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to four-year periods following the dates of acquisition.  The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period.  If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

Unless it contains an element of compensation, contingent consideration is recorded at fair value each reporting period.  The fair value recorded on the consolidated balance sheet as at December 31, 2012 was $13,000 (see note 18).  The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from $12,700 to a maximum of $15,200.  The compensation element is recorded on a straight line basis over the contingency period and, as at December 31, 2012 totaled $7,475 (2011 - $3,900), and was recorded in “Other liabilities” on the balance sheet.  The estimated range of outcomes related to the compensation element is $10,400 to a maximum of $12,600.  These contingencies will expire during the period extending to December 2013.  During the year ended December 31, 2012, $5,492 was paid with reference to such contingent consideration (2011 - $1,806; 2010 - $318).  In addition, as at December 31, 2012, the Company had recorded in “Accrued liabilities” $658 of consideration payable related to acquisitions where all contingencies had been resolved (2011 - $3,109).  During the year ended December 31, 2012, $2,451 was paid with reference to previously resolved contingencies (2011 - nil; 2010 - nil).

The acquisitions referred to above were accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not include any revenues or expenses related to these acquisitions prior to their respective closing dates.  The consideration for the acquisitions during the year ended December 31, 2012 was financed from borrowings on the Company’s revolving credit facility and cash on hand.

The amounts of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended December 31, 2012, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date been January 1, 2010, are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2012	$80,556	$1,584
Supplemental pro forma for 2012 (unaudited)	2,337,366	41,287
Supplemental pro forma for 2011 (unaudited)	2,365,160	102,540
Supplemental pro forma for 2010 (unaudited)	2,208,688	52,446

Supplemental pro forma results were adjusted for non-recurring items.